CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Of Comprehensive Income [Abstract]
NET INCOME	₱ 13,466	₱ 20,162	₱ 22,075
OTHER COMPREHENSIVE INCOME (LOSS) – NET OF TAX (Note 6)
Net gains (losses) on available-for-sale financial investments:	3,364	860	(8,135)
Unrealized gains (losses) from changes in fair value adjustments recognized during the year (Note 11)	2,826	(4,520)	(13,258)
Impairment recognized in profit or loss (Note 11)	540	5,381	5,124
Income tax related to fair value adjustments charged directly to equity (Note 7)	(2)	(1)	(1)
Share in the other comprehensive income (loss) of associates and joint ventures accounted for using the equity method (Note 10)	112	151	(14)
Foreign currency translation differences of subsidiaries	(18)	79	45
Net transactions on cash flow hedges:	(376)	10	31
Net fair value gains (losses) on cash flow hedges (Note 28)	(411)	76	5
Income tax related to fair value adjustments charged directly to equity (Note 7)	35	(66)	26
Net other comprehensive income (loss) to be reclassified to profit or loss in subsequent years	3,082	1,100	(8,073)
Share in the other comprehensive income (loss) of associates and joint ventures accounted for using the equity method (Note 10)	194		(235)
Revaluation increment on investment properties:	1	17	(1)
Fair value adjustment to property and equipment transferred to investment properties during the year	4	26
Depreciation of revaluation increment in investment properties transferred to property and equipment (Note 9)	(2)	(2)	(2)
Income tax related to revaluation increment charged directly to equity (Note 7)	(1)	(7)	1
Actuarial losses on defined benefit obligations:	(1,091)	(3,571)	(1,598)
Remeasurement in actuarial losses on defined benefit obligations	(1,566)	(5,112)	(2,356)
Income tax related to remeasurement adjustments (Note 7)	475	1,541	758
Net other comprehensive loss not to be reclassified to profit or loss in subsequent years	(896)	(3,554)	(1,834)
Total Other Comprehensive Income (Loss) – Net of Tax	2,186	(2,454)	(9,907)
TOTAL COMPREHENSIVE INCOME	15,652	17,708	12,168
ATTRIBUTABLE TO:
Equity holders of PLDT	15,550	17,557	12,148
Noncontrolling interests	102	151	20
TOTAL COMPREHENSIVE INCOME	₱ 15,652	₱ 17,708	₱ 12,168